Expense Example - FidelityLimitedTermGovernmentFund-PRO - FidelityLimitedTermGovernmentFund-PRO - Fidelity Limited Term Government Fund - Fidelity Limited Term Government Fund	Jan. 28, 2023 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567